Balance Sheets (Parenthetical) (CAD)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	226,976,985	226,976,985	90,875,000
Preferred Stock, par value
Preferred Stock, authorized
Preferred Stock, outstanding	0	0	0